DESCRIPTION OF BUSINESS AND ORGANIZATION (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
JPOPCOIN Limited [Member]
Principal activities	Administrative service	Administrative service
Particulars of registered/ paid up share	5	5
Effective interest held	100.00%	100.00%
Place of incorporation and kind of legal entity	Hong Kong	Hong Kong
Beyond Blue Limited [Member]
Principal activities	Event organizer	Event organizer
Particulars of registered/ paid up share	1	1
Effective interest held	100.00%	100.00%
Place of incorporation and kind of legal entity	Hong Kong	Hong Kong
New Momentum Asia Pte. Ltd. [Member]
Principal activities	Investment holding	Investment holding
Particulars of registered/ paid up share	1	1
Effective interest held	100.00%	100.00%
Place of incorporation and kind of legal entity	Singapore	Singapore
Nemo Holding Company limited [Member]
Principal activities	Investment holding	Investment holding
Particulars of registered/ paid up share	10,000	10,000
Effective interest held	100.00%	100.00%
Place of incorporation and kind of legal entity	British Virgin Islands	British Virgin Islands
Gagfare Limited [Member]
Principal activities	Travel agency	Travel agency
Particulars of registered/ paid up share	500,000	500,000
Effective interest held	100.00%	100.00%
Place of incorporation and kind of legal entity	Hong Kong	Hong Kong